HIGHLIGHTS OF 2020	12 Months Ended
Dec. 31, 2020
HIGHLIGHTS OF 2020
HIGHLIGHTS OF 2020

NOTE 2 - HIGHLIGHTS OF 2020

2.1. Fund-raising

In February 2020, the Eletrobras issued Notes, in the total amount of US $ 1.25 billion. Furnas issued second series debentures and Eletronorte raised funds through a short-term Bank Credit Card signed with Bradesco BBI S.A, more details in note 24.

2.2. Periodic Tariff Review of ANEEL - Transmission Concessions

In June 2020, at a regular meeting of ANEEL's Board of Directors, the tariff reviews for transmission concessions extended under the terms of Law 12.783 / 2013 were approved and the RAP of these concessions for the 2020-2021 tariff cycle was approved, more details in note 17.

2.3. Candiota III Plant

In July 2020, there was a failure event in the turbine / generator set at Candiota III Plant, with no apparent damage records for the other equipment. Activities returned in the second half of November 2020. More details in note 38.1.

2.4. Usina Angra 2 - Eletronuclear

In June 2020, during the stoppage for maintenance and refueling of nuclear fuel at the Angra 2 Plant, inspections were carried out that detected, in the fuel elements loaded in the last cycle of operation, an unexpected superficial oxidation in the coating of the tubes containing the pellets of enriched uranium, which required rigorous inspection tests to evaluate this event. On August 17, 2020, the Angra 2 Plant was reconnected to the SIN with normal operation. For more details, see note 16.

2.5. Eletrobras Dividend Payment

In July 2020, Eletrobras approved the payment of Dividends for the 2019 financial year, having been paid in September 2020 in the amount of R $ 2,593 million, which includes monetary restatement. In January 2021, the Board of Directors decided to pay, as interim dividends, the total amount of R$ 2,291,889, fully reversing the balance of the Special Dividend Retained Reserve. For more details, see notes 29 and 46, respectively.

2.6.  Capital increase at Eletronuclear

In October 2020, Eletrobras increased the capital in the subsidiary Eletronuclear, in the amount of R $ 1,885,778, by converting advance for future capital increase credits in the amount of R $ 850,000, as well as in the capitalization of intercompany loans in the amount of R $ 1,035,778. The capital increase is mainly for investments in Angra 3 and there is no impact in the consolidated financial statements.

2.7. Transfer SPEs

In 2020, Eletrobras completed the transfer of all the shares it held in the SPEs Manaus Transmissora de Energia (MTE), Mangue Seco 2, Santa Vitória do Palmar Holding, Hermenegildo I, Hermenegildo II, Hermenegildo III and Chuí IX. Further details in note 44.

2.8. Loans - Amazonas Energia SA

In December 2020, the debt renegotiation of Amazonas Energia SA with Eletrobras was approved, in the total amount of R $ 4,033,855. More details in note 11.

2.9. Agreement with Light

In December 2020, Furnas approved a judicial agreement filed by Light Serviços de Eletricidade SA (LIGHT), which aimed to recover amounts unduly paid to Furnas, as an energy supply tariff, in 1986. The value of the Agreement is R $ 496,000 to be paid by Furnas, as follows: i) R $ 336,000 in 2020 (see note 38); ii) R $ 40,000 in 2021; and iii) R $ 120,000 in 2022, which can be fully or partially offset with the transfer of assets referring to the Other Mandatory and / or Optional Transmission Installations (DIT), located in the concession area of Light and agreed between the companies, upon agreement ANEEL, based on the amounts recognized in Light's asset base and approved by the Agency until March 2022.

2.10. Compulsory Loan Process

In March 2021, the Company informed that the motion for clarification of motions was dismissed, filed by itself, in which it is pleading with Gerdau and other creditors of the Compulsory Electric Energy Loan. The expert report presented the value of approximately R $ 1.3 billion (which may reach 1.8 billion, considering the monetary restatement and the incidence of fines and fees indicated by the plaintiffs) and was approved by the judge, for the which the Company made a provision. More details note 32.